Trade and Other Liabilities - Summary of Trade and Other Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade payables	£ 358	£ 311
Sales return liability	122	173
Social security and other taxes	13	16
Accruals	295	397
Deferred income	360	387
Interest payable	28	46
Other liabilities	188	225
Trade and other payables	1,364	1,555
Less: non-current portion
Accruals		15
Deferred income	55	66
Other liabilities	31	74
Non-current payables	86	155
Current portion	£ 1,278	£ 1,400